Property, plant and equipment -price assumptions (narrative) (Details) $ in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / bbl	Dec. 31, 2020 USD ($) $ / MMBTU	Dec. 31, 2020 USD ($) kr / $	Dec. 31, 2020 USD ($) kr / €
Price Assumptions Used For Impairment Calculations [Line Items]
Description of changes in methods and assumptions used in preparing sensitivity analysis	While there are inherent uncertainties in the assumptions, the commodity price assumptions as well as foreign currency assumptions reflect management’s best estimate of the price and foreign currency development over the life of the Group’s assets based on its view of relevant current circumstances and the likely future development of such circumstances, including energy demand development, energy and climate change policies as well as the speed of the energy transition, population and economic growth, geopolitical risks, technology and cost development, and other factors. Management’s best estimate also takes into consideration a range of external forecasts.
Estimated impairment loss due to decline in commodity prices | $	$ 11	$ 11	$ 11	$ 11	$ 11
Percentage of estimated decline in commodity prices	30.00%	30.00%	30.00%	30.00%	30.00%
Long-term exchange rates				8.5	10
Maximum [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Weighted Average Cost of Capital	6.00%	6.00%	6.00%	6.00%	6.00%
Minimum [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Weighted Average Cost of Capital	5.00%	5.00%	5.00%	5.00%	5.00%
Previously stated scenario [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Long-term exchange rates				7	9
Paris agreement negative impact [Member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated impairment loss due to decline in commodity prices | $	$ 6	$ 6	$ 6	$ 6	$ 6
Year 4 and 5 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl		65
2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl		78
2040 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl		64
2050 [member] | Maximum [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl		60
2021-2050 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl		82
NBP Natural Gas Price [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit			7.7
NBP Natural Gas Price [Member] | 2040 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit			7.7
NBP Natural Gas Price [Member] | 2020-2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit			6.5
NBP Natural Gas Price [Member] | 2030-2040 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit			7.8
Henry Hub Natural Gas Price [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit			3.7
Henry Hub Natural Gas Price [Member] | 2040 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit			3.7
Henry Hub Natural Gas Price [Member] | 2020-2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit			3.3
Henry Hub Natural Gas Price [Member] | 2030-2040 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit			3.7